Acquisitions and Collaborations - Additional Information (Detail) - USD ($) shares in Millions	1 Months Ended						12 Months Ended
	Jun. 30, 2014	Apr. 30, 2014	Nov. 30, 2013	Mar. 31, 2013	Jul. 31, 2012	May. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquisitions And Collaborations [Line Items]
Research and development expenses							$ 820,000,000	$ 595,000,000	$ 581,000,000
Cash, net of cash acquired							197,000,000	163,000,000	163,000,000
Goodwill							565,000,000	524,000,000	512,000,000
Unfunded milestone payments							2,300,000,000
Payments to collaboration partners classified as R&D expense
Acquisitions And Collaborations [Line Items]
Research and development expenses							242,000,000	80,000,000	126,000,000
Upfront payments to collaboration partners classified as R&D expense
Acquisitions And Collaborations [Line Items]
Research and development expenses							100,000,000	63,000,000	113,000,000
Milestone Payments to Collaboration Partners Classified as R&D Expense
Acquisitions And Collaborations [Line Items]
Research and development expenses							117,000,000	15,000,000
Chatham Therapeutics
Acquisitions And Collaborations [Line Items]
Cash, net of cash acquired		$ 70,000,000					70,000,000
Fair value of contingent payments		77,000,000					77,000,000
Other intangible assets							74,000,000
Goodwill		73,000,000					73,000,000
Chatham Therapeutics | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Other intangible assets		$ 74,000,000
IPR&D completion term		10 years
Cash flow projections discount rate		12.00%
Chatham Therapeutics | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses						$ 30,000,000
Chatham Therapeutics | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment		$ 560,000,000
Chatham Therapeutics | Maximum | Sales Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment		780,000,000
Chatham Therapeutics | Minimum | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Estimated R&D expenses until project completion as of acquisition date		$ 130,000,000
AesRx LLC
Acquisitions And Collaborations [Line Items]
Cash, net of cash acquired	$ 15,000,000						15,000,000
Fair value of contingent payments	65,000,000						65,000,000
Other intangible assets							78,000,000
Goodwill							2,000,000
AesRx LLC | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Other intangible assets	78,000,000
Goodwill	$ 2,000,000
IPR&D completion term	5 years
Cash flow projections discount rate	15.50%
AesRx LLC | Maximum | Sales Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment	$ 550,000,000
AesRx LLC | Maximum | Development and Regulatory Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment	278,000,000
AesRx LLC | Minimum | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Estimated R&D expenses until project completion as of acquisition date	$ 40,000,000
Inspiration Bio Pharmaceuticals Inc
Acquisitions And Collaborations [Line Items]
Cash, net of cash acquired								51,000,000
Fair value of contingent payments								269,000,000
Other intangible assets								288,000,000
Goodwill				$ 7,000,000				7,000,000
Estimated fair value of contingent payment liabilities				269,000,000			386,000,000
Inspiration Bio Pharmaceuticals Inc | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Other intangible assets				$ 288,000,000
Cash flow projections discount rate				13.00%
Inspiration Bio Pharmaceuticals Inc | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Estimated fair value of contingent payment liabilities at acquisition date				$ 135,000,000
Merrimack Pharmaceuticals Collaboration | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses							100,000,000
Merrimack Pharmaceuticals Collaboration | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment							$ 870,000,000
CTI BioPharma Corp.
Acquisitions And Collaborations [Line Items]
Defined cost threshold that should be incurred to terminate arrangement			$ 125,000,000
Period after which company terminate the agreement at its convenience			18 months
CTI BioPharma Corp. | Common Stock
Acquisitions And Collaborations [Line Items]
Payments to acquire stock			$ 27,000,000					27,000,000
CTI BioPharma Corp. | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses								$ 33,000,000
Shares of Common stock acquired			16					16
CTI BioPharma Corp. | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment								$ 302,000,000
Coherus Biosciences, Inc | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses								30,000,000
Coherus Biosciences, Inc | Maximum | Development And Regulatory Milestones [Member]
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment								$ 169,000,000
Onconova Therapeutics | Preferred Stock
Acquisitions And Collaborations [Line Items]
Payments to acquire stock					$ 50,000,000
Shares of preferred stock acquired					3
Onconova Therapeutics | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses									50,000,000
Onconova Therapeutics | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment									783,000,000
Momenta Pharmaceuticals | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses									33,000,000
Momenta Pharmaceuticals | Maximum
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment									$ 202,000,000